Intangible Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets, Net [Abstract]
Intangible asset, useful life	7 years
Amortization expense	$ 3,731	$ 3,311	$ 2,794